Long-Term Prepaid Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Long-Term Prepaid Expenses [Line Items]
Lease Term	45 years
Amortization of long-term prepaid expenses	$ 83,575	$ 86,032
Land Use Rights [Member]
Long-Term Prepaid Expenses [Line Items]
Total fee	1,400,000
Public Infrastructures [Member]
Long-Term Prepaid Expenses [Line Items]
Total fee	$ 8,200,000